Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 13,015,294	¥ 8,649,947
Liabilities	15,298,715	10,496,855
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,958,993,069	1,916,986,563
Assets	11,563,226	7,682,264
Liabilities	11,471,317	8,087,582
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,705,064,948	1,691,197,124
Assets	7,105,501	5,025,797
Liabilities	8,935,065	6,380,627
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	158,410,820	129,630,431
Assets	42,383	37,084
Liabilities	44,662	36,633
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	187,933,727	262,156,548
Assets	52,836	87,651
Liabilities	36,721	52,918
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	31,225,313	24,354,115
Assets	78,469	30,619
Liabilities	72,821	24,358
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,047,934,282	1,036,174,625
Assets	5,731,168	4,059,518
Liabilities	6,064,799	4,100,097
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	279,560,806	238,881,405
Assets	1,200,645	810,925
Liabilities	2,716,062	2,166,621
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	247,544,947	220,393,641
Assets	4,353,447	2,571,317
Liabilities	2,417,493	1,629,519
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	980	1,114
Assets		145
Liabilities	181
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	130,894,081	115,616,503
Assets	2,092,679	1,113,495
Liabilities	1,605,454	1,107,415
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	106,052,283	93,961,952
Assets	2,027,596	1,282,512
Liabilities	538,251	352,236
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	10,597,603	10,814,072
Assets	233,172	175,165
Liabilities	273,607	169,868
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,087,398	2,372,833
Assets	52,245	54,508
Liabilities	61,296	42,208
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,726,002	1,369,369
Assets	23,713	11,259
Liabilities	19,235	16,491
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	679,406	565,733
Assets	11,528	9,312
Liabilities	17,067	17,713
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	393,964	146,369
Assets	908	12,567
Liabilities	16,791	2
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	31,119	39,235
Assets	91	433
Liabilities	1,382	2,554
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	256,907	252,127
Assets	16,005	20,937
Liabilities	6,821	5,448
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	130,997	129,488
Assets	13,379	9,142
Liabilities	12,178	7,946
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	52,700	25,427
Assets	1,932	407
Liabilities	1,572	1,247
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	65,539	73,010
Assets	11,251	8,567
Liabilities	10,168	6,331
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,758	31,051
Assets	196	168
Liabilities	438	368
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,164,779	2,893,477
Assets	38,654	21,500
Liabilities	45,285	27,282
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	88,989,367	86,603,721
Assets	1,452,068	967,683
Liabilities	3,827,398	2,409,273
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	63,920,478	65,003,591
Assets	1,200,112	763,819
Liabilities	1,355,496	1,032,506
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,562,264	8,746,711
Assets	2,253	5,990
Liabilities	947	2,836
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	62,150,298	56,071,259
Assets	1,197,859	757,829
Liabilities	1,310,443	1,008,337
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	207,916	185,621
Liabilities	44,106	21,333
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	25,068,889	21,600,130
Assets	251,956	203,864
Liabilities	2,471,902	1,376,767
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	9,703,233	7,430,656
Assets	142,696	71,072
Liabilities	469,557	184,808
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	15,365,656	14,169,474
Assets	109,260	132,792
Liabilities	¥ 2,002,345	¥ 1,191,959